Repurchase Agreements: (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2006 Agreement	Dec. 31, 2012 Agreement	Dec. 31, 2011
Repurchase Agreements (Textual) [Abstract]
Number of long term repurchase agreements	2	2
Investment securities for repurchase agreements		$ 44.6
Maximum repurchase balances outstanding		$ 52.5	$ 46.7